BUSINESS COMBINATION (Schedule of unaudited pro forma results for illustrative purposes) (Details) - DPI [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Separately Recognized Transactions [Line Items]
Revenues	$ 451,657	$ 325,875
Net income (loss)	$ 15,685	$ (27,287)